Liabilities and off-balance sheet commitments by maturity - Schedule of maturity of financial and non-financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities at fair value through profit or loss
Deposits from banks	€ 56,632	€ 85,092	€ 78,098
Customer deposits	640,799	617,400
- Other trading liabilities	8,219	8,588
- Trading derivatives	30,869	18,525
Non-trading derivatives	3,048	2,120
– Designated as at fair value through profit or loss	50,883	41,808
Debt securities in issue 17	95,918	91,784
Subordinated loans	15,786	16,715
Lease liabilities	1,174	1,220
Financial liabilities	903,328	883,251
Other liabilities	16,502	13,196
Total liabilities	919,829	896,448
Coupon interest due on financial liabilities	14,175	7,338
Contingent liabilities	44,544	43,319
Guarantees issued by ING Groep N.V.	336	316
Irrevocable facilities	161,940	144,167
Contingent liabilities and commitments	206,820	187,802
Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities	28,859	26,461
Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities	15,682	16,851
Contingent liabilities in respect of other
Financial liabilities at fair value through profit or loss
Contingent liabilities	3	8
Less than 1 month
Financial liabilities at fair value through profit or loss
Deposits from banks	10,053	10,477
Customer deposits	605,154	596,625
- Other trading liabilities	5,778	6,965
- Trading derivatives	2,100	1,689
Non-trading derivatives	345	546
– Designated as at fair value through profit or loss	31,505	24,862
Debt securities in issue 17	2,049	2,766
Subordinated loans
Lease liabilities	19	18
Financial liabilities	657,001	643,949
Other liabilities	9,913	8,810
Total liabilities	666,914	652,759
Coupon interest due on financial liabilities	430	193
Guarantees issued by ING Groep N.V.	336	316
Irrevocable facilities	161,147	143,891
Contingent liabilities and commitments	205,447	186,969
Less than 1 month | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities	28,304	25,911
Less than 1 month | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities	15,660	16,851
Less than 1 month | Contingent liabilities in respect of other
Financial liabilities at fair value through profit or loss
Contingent liabilities		1
1 to 3 months
Financial liabilities at fair value through profit or loss
Deposits from banks	2,238	1,062
Customer deposits	16,127	11,226
- Other trading liabilities	875	397
- Trading derivatives	2,319	1,608
Non-trading derivatives	288	245
– Designated as at fair value through profit or loss	11,472	10,224
Debt securities in issue 17	11,227	19,470
Subordinated loans
Lease liabilities	43	40
Financial liabilities	44,588	44,272
Other liabilities	683	487
Total liabilities	45,271	44,758
Coupon interest due on financial liabilities	714	406
Guarantees issued by ING Groep N.V.
Irrevocable facilities		1
Contingent liabilities and commitments	19	1
1 to 3 months | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities
1 to 3 months | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities	19
1 to 3 months | Contingent liabilities in respect of other
Financial liabilities at fair value through profit or loss
Contingent liabilities
3 to 12 months
Financial liabilities at fair value through profit or loss
Deposits from banks	33,268	1,387
Customer deposits	15,045	6,060
- Other trading liabilities	304	322
- Trading derivatives	4,942	3,674
Non-trading derivatives	216	422
– Designated as at fair value through profit or loss	1,626	771
Debt securities in issue 17	23,187	15,712
Subordinated loans	760
Lease liabilities	170	159
Financial liabilities	79,518	28,506
Other liabilities	2,466	2,665
Total liabilities	81,984	31,172
Coupon interest due on financial liabilities	3,132	1,000
Guarantees issued by ING Groep N.V.
Irrevocable facilities	194	13
Contingent liabilities and commitments	197	15
3 to 12 months | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities
3 to 12 months | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities	3
3 to 12 months | Contingent liabilities in respect of other
Financial liabilities at fair value through profit or loss
Contingent liabilities		2
1 to 5 years
Financial liabilities at fair value through profit or loss
Deposits from banks	9,878	71,413
Customer deposits	2,729	1,571
- Other trading liabilities	771	462
- Trading derivatives	9,330	8,295
Non-trading derivatives	1,204	900
– Designated as at fair value through profit or loss	3,177	1,851
Debt securities in issue 17	30,769	23,052
Subordinated loans		716
Lease liabilities	593	571
Financial liabilities	58,451	108,831
Other liabilities	3,033	300
Total liabilities	61,485	109,132
Coupon interest due on financial liabilities	6,346	2,579
Guarantees issued by ING Groep N.V.
Irrevocable facilities	434	184
Contingent liabilities and commitments	438	189
1 to 5 years | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities	4
1 to 5 years | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities
1 to 5 years | Contingent liabilities in respect of other
Financial liabilities at fair value through profit or loss
Contingent liabilities		5
More than 5 years
Financial liabilities at fair value through profit or loss
Deposits from banks	1,794	1,719
Customer deposits	1,872	1,937
- Other trading liabilities	575	438
- Trading derivatives	3,609	5,731
Non-trading derivatives	470	571
– Designated as at fair value through profit or loss	3,701	3,721
Debt securities in issue 17	34,335	28,934
Subordinated loans	9,936	8,948
Lease liabilities	377	454
Financial liabilities	56,669	52,453
Other liabilities	406	934
Total liabilities	57,075	53,386
Coupon interest due on financial liabilities	3,208	2,773
Guarantees issued by ING Groep N.V.
Irrevocable facilities	166	78
Contingent liabilities and commitments	719	628
More than 5 years | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities	550	550
More than 5 years | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities
More than 5 years | Contingent liabilities in respect of other
Financial liabilities at fair value through profit or loss
Contingent liabilities	3
Maturity not applicable
Financial liabilities at fair value through profit or loss
Deposits from banks
Customer deposits
- Other trading liabilities
- Trading derivatives
Non-trading derivatives
– Designated as at fair value through profit or loss	22	20
Debt securities in issue 17
Subordinated loans	6,307	6,822
Lease liabilities
Financial liabilities	6,329	6,843
Other liabilities
Total liabilities	6,329	6,843
Coupon interest due on financial liabilities	347	387
Guarantees issued by ING Groep N.V.
Irrevocable facilities
Contingent liabilities and commitments
Maturity not applicable | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities
Maturity not applicable | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities
Maturity not applicable | Contingent liabilities in respect of other
Financial liabilities at fair value through profit or loss
Contingent liabilities
Adjustment
Financial liabilities at fair value through profit or loss
Deposits from banks	(598)	(967)
Customer deposits	(128)	(19)
- Other trading liabilities	(83)	4
- Trading derivatives	8,570	(2,472)
Non-trading derivatives	525	(564)
– Designated as at fair value through profit or loss	(620)	358
Debt securities in issue 17	(5,648)	1,851
Subordinated loans	(1,218)	229
Lease liabilities	(28)	(23)
Financial liabilities	771	(1,602)
Other liabilities
Total liabilities	771	(1,602)
Coupon interest due on financial liabilities
Guarantees issued by ING Groep N.V.
Irrevocable facilities
Contingent liabilities and commitments
Adjustment | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities
Adjustment | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities
Adjustment | Contingent liabilities in respect of other
Financial liabilities at fair value through profit or loss
Contingent liabilities